Accrued expenses (Tables)	12 Months Ended
Dec. 31, 2013
Accrued expenses
Schedule of accrued expenses

	As of December 31,	As of December 31,
	2012	2013
	RMB	RMB
Professional service fees	21,970	10,659
Interest	167,198	107,611
Utilities	909	2,685
Logistic charges	9,154	11,153
Others	27,066	33,946
Total accrued expenses	226,297	166,054